Investments in Subsidiaries - Subsidiary having Non-controlling Interests that are Material to the Group (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Disclosure of subsidiaries [Line Items]
Accumulated balances of material NCI	¥ 2,631,714		¥ 2,301,978		$ 415,792
Profit allocated to material NCI	¥ 451,148	$ 71,278	¥ 207,871	¥ 168,212
Guangxi Yuchai Machinery Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Proportion of equity interest held by NCI	23.60%	23.60%	23.60%	23.60%
Accumulated balances of material NCI	¥ 2,437,215		¥ 2,253,207		$ 385,063
Profit allocated to material NCI	290,497	$ 45,896	210,013	¥ 129,088
Dividends paid to material NCI	¥ 98,941	$ 15,632	¥ 83,677	¥ 100,412